UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

INVESCO Small-Cap Growth Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                          INVESCO
                                                                                         SMALL-CAP
                                                                                           GROWTH
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------
ASSETS:
     Investments in securities, market value  (1)                                    $    146,847,376
     Cash                                                                                      13,973
     Dividends receivable                                                                      10,086
                                                                                       ---------------
                                                                                       ---------------

     Total assets                                                                         146,871,435
                                                                                       ---------------
                                                                                       ---------------

LIABILITIES:

     Due to investment adviser                                                                127,056
                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $    146,744,379
                                                                                       ===============
                                                                                       ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $      1,126,672
     Additional paid-in capital                                                           218,439,415
     Net unrealized appreciation on investments                                            15,138,712
     Undistributed net investment loss                                                       (448,688)
     Accumulated net realized loss on investments and options                             (87,511,732)
                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $    146,744,379
                                                                                       ===============
                                                                                       ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                                $          13.02
                                                                                       ===============
                                                                                       ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           200,000,000
     Outstanding                                                                           11,266,721

(1)  Cost of investments in securities:                                              $    131,708,664

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                          INVESCO
                                                                                         SMALL-CAP
                                                                                           GROWTH
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------
INVESTMENT INCOME:
     Interest                                                                        $         84,014
     Dividends                                                                                146,998
                                                                                       ---------------
                                                                                       ---------------

     Total income                                                                             231,012
                                                                                       ---------------
                                                                                       ---------------

EXPENSES:

     Audit fees                                                                                 7,182
     Bank and custodial fees                                                                   12,228
     Investment administration                                                                 39,518
     Management fees                                                                          613,975
     Other expenses                                                                             9,330
                                                                                       ---------------
                                                                                       ---------------

     Total expenses                                                                           682,233

     Less amount reimbursed by investment adviser                                               2,533
                                                                                       ---------------
                                                                                       ---------------

     Net expenses                                                                             679,700
                                                                                       ---------------
                                                                                       ---------------

NET INVESTMENT LOSS                                                                          (448,688)
                                                                                       ---------------
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments and options                                          (2,434,868)
     Change in net unrealized depreciation on investments                                  18,920,066
                                                                                       ---------------
                                                                                       ---------------

     Net realized and unrealized gain on investments                                       16,485,198
                                                                                       ---------------
                                                                                       ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $     16,036,510
                                                                                       ===============
                                                                                       ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                     INVESCO
                                                                                 SMALL-CAP GROWTH
                                                                                     PORTFOLIO
                                                                          -------------------------------
                                                                          -------------------------------
                                                                              2003              2002
                                                                          --------------    -------------
                                                                          --------------    -------------
                                                                            UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment loss                                                $      (448,688)  $     (889,995)
     Net realized loss on investments and options                            (2,434,868)     (33,900,507)
     Change in net unrealized depreciation on investments                    18,920,066      (10,674,398)
                                                                          --------------    -------------
                                                                          --------------    -------------

     Net increase (decrease) in net assets resulting from operations         16,036,510      (45,464,900)
                                                                          --------------    -------------
                                                                          --------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                       22,629,478       65,805,295
     Redemptions of shares                                                  (19,546,871)     (48,465,741)
                                                                          --------------    -------------
                                                                          --------------    -------------

     Net increase in net assets resulting from share transactions             3,082,607       17,339,554
                                                                          --------------    -------------
                                                                          --------------    -------------

     Total increase (decrease) in net assets                                 19,119,117      (28,125,346)

NET ASSETS:
     Beginning of period                                                    127,625,262      155,750,608
                                                                          --------------    -------------
                                                                          --------------    -------------

     End of period (1)                                                  $   146,744,379   $  127,625,262
                                                                          ==============    =============
                                                                          ==============    =============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                     1,929,842        5,306,216
     Redeemed                                                                (1,669,639)      (3,571,080)
                                                                          --------------    -------------
                                                                          --------------    -------------

     Net increase                                                               260,203        1,735,136
                                                                          ==============    =============
                                                                          ==============    =============

(1) Including undistributed net investment loss                         $      (448,688)  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

INVESCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended               Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period $  11.60 $    16.80 $    21.77 $    28.35 $    18.51  $    15.96

Income from Investment Operations

Net investment income (loss)            (0.04)                            0.08      (0.04)      (0.05)
Net realized and unrealized gain (loss)  1.46      (5.20)     (4.97)     (3.14)     14.27        2.84
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                1.42      (5.20)     (4.97)     (3.06)     14.23        2.79
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net realized gains                                                  (3.52)     (4.39)      (0.24)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                      0.00       0.00       0.00      (3.52)     (4.39)      (0.24)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     13.02 $    11.60 $    16.80 $    21.77 $    28.35  $    18.51
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           12.24% o  (30.95%)   (22.85%)   (12.38%)    80.78%      17.62%

Net Assets, End of Period ($000)  $   146,744 $  127,625 $  155,751 $  210,747 $  181,229  $   82,116

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement              1.05% *    1.08%      1.07%      1.03%      1.09%       1.11%
    - After Reimbursement #             1.05% *    1.06%      1.06%      1.03%      1.07%       1.10%

Ratio of Net Investment Loss to
    Average Net Assets:
    - Before Reimbursement             (0.70%)*   (0.74%)    (0.55%)    (0.39%)    (0.36%)     (0.32%)
    - After Reimbursement #            (0.70%)*   (0.72%)    (0.54%)    (0.39%)    (0.34%)     (0.31%)

Portfolio Turnover Rate                 0.00% o  109.01%     99.01%    132.39%    223.65%     149.15%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the INVESCO Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Options

      The Portfolio may buy or write put and call options on portfolio securities for hedging purposes or as a substitute for an investment. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. Gains and losses are reported in the Statement of Operations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $57,369,092 and $65,580,650, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $133,846,474. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,743,216 and gross depreciation of securities in which there was an excess of tax cost over value of $5,742,314, resulting in net appreciation of $13,000,902.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $45,485,125 and $34,401,991, which expire in the years 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $2,993,383.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. OPTIONS

      Written option activity for the six months ended June 30, 2003, was as follows:

                                                    Number of         Amount of
                                                     Options           Premium

                                                  --------------     -----------
                                                  --------------     -----------
     Covered Call Options:

        Options outstanding at December 31, 2002            0    $            0
        Options written                                   (84)           18,239
        Options exercised                                  84           (18,239)
                                                  --------------     -----------
                                                  --------------     -----------
        Options outstanding at June 30, 2003                0                 0


8. SUBSEQUENT EVENT

      As of July 1, 2003 the INVESCO Small-Cap Growth Portfolio changed its name to MFS Small-Cap Growth Portfolio.

The Maxim Series Fund

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.52%
    161,480 Aeroflex Inc*                                              1,249,855
     18,500 Alliant Techsystems Inc*                                     960,335
      4,924 Orbital Sciences Corp*                                        16,594
                                                                      $2,226,784

AIR FREIGHT --- 0.84%
     32,500 JB Hunt Transport Services Inc*                            1,226,875
                                                                      $1,226,875

AIRLINES --- 0.94%

     32,450 JetBlue Airways Corp*                                      1,372,311
                                                                      $1,372,311

BANKS --- 2.37%

     20,300 City National Corp                                           904,568
     32,400 Cullen/Frost Bankers Inc                                   1,040,040
     34,100 Greater Bay Bancorp                                          700,414
     35,300 Silicon Valley Bancshares*                                   840,493
                                                                      $3,485,515

BIOTECHNOLOGY --- 0.87%

     26,500 IDEXX Laboratories Inc*                                      892,520
     28,700 Regeneration Technologies Inc*                               381,423
                                                                      $1,273,943

BROADCAST/MEDIA --- 1.86%

     43,300 Cumulus Media Inc Class A*                                   819,669
     36,300 Lin TV Corp*                                                 854,865
     59,300 Radio One Inc*                                             1,053,761
                                                                      $2,728,295

COMMUNICATIONS - EQUIPMENT --- 0.81%
     23,300 ADTRAN Inc*                                                1,195,057
                                                                      $1,195,057

COMPUTER HARDWARE & SYSTEMS --- 1.32%
     17,900 Avid Technology Inc*                                         627,753
     21,900 Cognizant Technology Solutions Corp*                         533,484
     28,900 Cognos Inc*                                                  780,300
                                                                      $1,941,537

COMPUTER SOFTWARE & SERVICES --- 5.85%
     68,100 Borland Software Corp*                                       665,337
    124,900 Extreme Networks Inc*                                        661,970
     74,900 Foundry Networks Inc*                                      1,078,560
     77,800 Jack Henry & Associates Inc                                1,384,062
     17,900 Manhattan Associates Inc*                                    464,863
     89,600 Micromuse Inc*                                               715,904
     48,700 NetScreen Technologies Inc*                                1,098,185
     61,160 RSA Security  Inc*                                           657,470
     40,600 SRA International Inc*                                     1,299,200
     69,200 webMethods Inc*                                              562,596
                                                                      $8,588,147

COSMETICS & PERSONAL CARE --- 0.53%
     37,200 NBTY Inc*                                                    783,432
                                                                        $783,432

DISTRIBUTORS --- 1.79%

     36,000 Performance Food Group Co*                                 1,332,000
     46,200 United Natural Foods Inc*                                  1,300,068
                                                                      $2,632,068

ELECTRONIC INSTRUMENT & EQUIP --- 4.79%
     81,100 Alliance Gaming Corp*                                      1,533,601
     27,500 Benchmark Electronics Inc*                                   845,900
     10,000 Bio Rad Labs Inc Class A*                                    553,500
     50,900 Cognex Corp*                                               1,137,615
      7,400 Harman International Industries Inc                          585,636
     56,700 Plexus Corp*                                                 653,751
    101,200 Quest Software Inc*                                        1,204,280
     14,300 Wilson Greatbatch Technologies Inc*                          516,230
                                                                      $7,030,513

ELECTRONICS - SEMICONDUCTOR --- 7.35%
     28,000 ATMI Inc*                                                    699,160
    102,400 Alpha Industries Inc*                                        693,248
     20,800 Artisan Components Inc*                                      470,288
     25,300 Cymer Inc*                                                   809,853
     17,900 Entegris Inc*                                                240,576
     56,200 Exar Corp*                                                   889,646
      4,100 FormFactor Inc*                                               72,570
     43,900 Integrated Circuit Systems Inc*                            1,379,777
     54,200 MKS Instruments Inc*                                         979,394
     48,000 Microsemi Corp*                                              768,000
     11,900 OmniVision Technologies Inc*                                 371,280
     45,500 Power Integrations Inc*                                    1,106,560
     13,500 QLogic Corp*                                                 652,455
     31,200 Varian Semiconductor Equipment Associates Inc*               928,512
     37,900 Zoran Corp*                                                  728,059
                                                                     $10,789,378

FINANCIAL SERVICES --- 3.91%
     47,900 Dime Community Bancshares                                  1,219,055
     54,200 Eaton Vance Corp                                           1,712,720
     53,100 Investors Financial Services Corp                          1,540,431
     43,600 New York Community Bancorp Inc                             1,268,324
                                                                      $5,740,530

FOOD & BEVERAGES --- 0.87%
     30,810 American Italian Pasta Co Class A*                         1,283,237
                                                                      $1,283,237

HEALTH CARE RELATED --- 4.40%
      6,800 Biosite Inc*                                                 327,080
     30,700 CTI Molecular Imaging Inc*                                   580,537
     27,000 Community Health Systems Inc*                                520,830
     31,600 Conceptus Inc*                                               443,980
     20,600 DaVita Inc*                                                  551,668
     11,100 Henry Schein Inc*                                            580,974
     26,500 Integra LifeSciences Holdings*                               699,070
     27,700 MAXIMUS Inc*                                                 765,351
     18,200 Mid Atlantic Medical Services Inc*                           951,860
     14,100 Renal Care Group Inc*                                        496,461
     21,800 Triad Hospitals Inc*                                         541,076
                                                                      $6,458,887

HOTELS/MOTELS --- 0.64%

     37,400 Station Casinos Inc*                                         944,350
                                                                        $944,350

INSURANCE RELATED --- 1.26%
     39,900 Platinum Underwriters Holdings Ltd                         1,082,886
     16,700 RenaissanceRe Holdings Ltd                                   760,184
                                                                      $1,843,070

INVESTMENT BANK/BROKERAGE FIRM --- 1.64%
     19,500 Affiliated Managers Group Inc*                             1,188,525
     37,100 Raymond James Financial Inc                                1,226,155
                                                                      $2,414,680

LEISURE & ENTERTAINMENT --- 1.07%
     16,200 Mandalay Resort Group*                                       515,970
     44,500 Regal Entertainment Group                                  1,049,310
                                                                      $1,565,280

MACHINERY --- 0.74%

     32,100 Kennametal Inc                                             1,086,264
                                                                      $1,086,264

MEDICAL PRODUCTS --- 3.33%
     19,700 Advanced Neuromodulation Systems Inc*                      1,019,869
     14,400 Cooper Cos Inc                                               500,688
     25,300 Gen-Probe Inc*                                             1,034,011
      3,900 Inamed Corp*                                                 209,391
     18,200 ResMed Inc*                                                  713,440
     13,200 Varian Medical Systems Inc*                                  759,924
     10,300 Viasys Healthcare Inc*                                       213,210
     13,200 Zoll Medical Corp*                                           442,992
                                                                      $4,893,525

OFFICE EQUIPMENT & SUPPLIES --- 0.69%
     13,400 Zebra Technologies Corp Class A*                           1,007,546
                                                                      $1,007,546

OIL & GAS --- 6.67%
     20,600 Evergreen Resources Inc*                                   1,118,786
     38,100 Forest Oil Corp*                                             957,072
     94,900 Key Energy Services Inc*                                   1,017,328
     54,900 Maverick Tube Corp*                                        1,051,335
     50,600 National-Oilwell Inc*                                      1,113,200
     35,800 Patterson-UTI Energy Inc*                                  1,159,920
     29,700 Precision Drilling Corp*                                   1,121,472
     50,300 Spinnaker Exploration Co*                                  1,317,860
     31,900 Tidewater Inc                                                936,903
                                                                      $9,793,876

PERSONAL LOANS --- 0.52%
     82,900 Providian Financial Corp*                                    767,654
                                                                        $767,654

PHARMACEUTICALS --- 6.45%

     23,500 Adolor Corp*                                                 288,345
     31,100 Andrx Group*                                                 618,890
     13,000 CV Therapeutics Inc*                                         385,580
     15,900 Celgene Corp*                                                483,360
     19,700 Connetics Corp*                                              294,909
     49,300 Ligand Pharmaceuticals Inc Class B*                          669,987
     29,000 MGI Pharma Inc*                                              743,270
     33,500 Medicines Co*                                                659,615
     27,200 NPS Pharmaceuticals Inc*                                     662,048
     14,200 Neurocrine Biosciences Inc*                                  709,148
     10,500 OSI Pharmaceuticals Inc*                                     338,205
     15,700 Pharmaceutical Resources Inc*                                763,962
     12,300 Sepracor Inc*                                                221,769
     12,800 Taro Pharmaceutical Industries Ltd*                          702,464
     16,800 Trimeris Inc*                                                767,424
     58,600 aaiPharma Inc*                                             1,164,968
                                                                      $9,473,944

POLLUTION CONTROL --- 1.17%
     16,200 Stericycle Inc*                                              623,376
     31,300 Waste Connections Inc*                                     1,097,065
                                                                      $1,720,441

PRINTING & PUBLISHING --- 0.53%
     13,600 McClatchy Co Class A                                         783,632
                                                                        $783,632

RESTAURANTS --- 1.14%

     18,100 PF Changs China Bistro Inc*                                  890,701
     19,600 Panera Bread Co Class A*                                     784,000
                                                                      $1,674,701

RETAIL --- 5.93%

     14,300 Abercrombie & Fitch Co*                                      406,263
     23,500 Chicos FAS Inc*                                              494,675
     28,200 Fred's Inc                                                 1,048,476
     26,100 Guitar Center Inc*                                           756,900
     44,400 Gymboree Corp*                                               745,032
     77,500 Hollywood Entertainment Corp*                              1,333,000
     26,700 Hot Topic Inc*                                               718,497
     31,000 Linens 'n Things Inc*                                        731,910
     30,300 PETCO Animal Supplies Inc*                                   658,722
     51,500 Pier 1 Imports Inc                                         1,050,600
     18,000 Ross Stores Inc                                              769,320
                                                                      $8,713,395

SPECIALIZED SERVICES --- 6.85%
     43,600 BISYS Group Inc*                                             800,932
     14,100 Career Education Corp*                                       964,722
     27,300 Corinthian Colleges Inc*                                   1,325,961
     30,700 Corporate Executive Board Co*                              1,253,174
     36,617 Corrections Corp of America*                                 927,509
     25,800 FTI Consulting Inc*                                          644,226
     25,000 Getty Images Inc*                                          1,032,500
     90,750 Heidrick & Struggles International Inc*                    1,145,265
      4,100 Strayer Education Inc                                        325,745
     25,800 UTI Worldwide Inc                                            804,702
      5,266 University Of Phoenix Online*                                266,986
     41,700 iDine Rewards Network Inc*                                   572,958
                                                                     $10,064,680

TELEPHONE & TELECOMMUNICATIONS --- 1.91%
     98,600 Nextel Partners Inc*                                         719,780
    123,300 Tekelec*                                                   1,393,290
     60,200 Western Wireless Corp Class A*                               694,106
                                                                      $2,807,176

TEXTILES --- 0.55%

     16,100 Coach Inc*                                                   800,814
                                                                        $800,814

TOYS --- 0.56%

     25,800 Leapfrog Enterprises Inc*                                    820,698
                                                                        $820,698

TRANSPORTATION --- 0.66%

     26,300 Arkansas Best Corp                                           625,677
     14,900 Yellow Corp*                                                 344,935
                                                                        $970,612

UNIT INVESTMENT TRUST --- 2.40%
      7,500 Biotech HOLDRs Trust                                         924,375
     55,100 iShares S&P SmallCap 600 Index Fund                        2,603,474
                                                                      $3,527,849

TOTAL COMMON STOCK --- 84.73%                                       $124,430,696
(Cost $109,291,984)

SHORT-TERM INVESTMENTS

  5,931,000 Fannie Mae                                                 5,931,000
               0.790%, July 1, 2003
  1,150,000 Fannie Mae                                                 1,149,963
               1.190%, July 2, 2003
  1,147,000 Fannie Mae                                                 1,146,707
               1.170%, July 9, 2003
  1,344,000 Federal Home Loan Bank                                     1,343,578
               1.150%, July 11, 2003
  2,300,000 Federal Home Loan Bank                                     2,299,938
               0.980%, July  2, 2003
  2,500,000 Freddie Mac                                                2,499,287
               1.160%, July 10, 2003
  2,000,000 Freddie Mac                                                1,998,850
               0.910%, July 24, 2003
  2,000,000 Freddie Mac                                                1,999,093
               1.040%, July 17, 2003
  1,050,000 Freddie Mac                                                1,049,798
               1.000%, July  8, 2003
  3,000,000 International Bank for Reconstruction & Development        2,998,466
               0.930%, July 21, 2003

TOTAL SHORT-TERM INVESTMENTS --- 15.27%                              $22,416,680
(Cost $22,416,680)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100%                   $146,847,376
(Cost $131,708,664)

Legend

* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003